Investees	12 Months Ended
Dec. 31, 2018
Investees [Abstract]
Investees

Note 12 - Investees

A.	Material subsidiaries held directly and indirectly by the Company

1.	General

	Principal
	location of the
	company’s	Ownership
	activity	interest

B Communications (SP1) Ltd. and B Communications (SP2) Ltd. (1)	Israel	100%
Bezeq - The Israel Telecommunication Corp. Limited	Israel	26.34%

Subsidiaries of Bezeq - The Israel Telecommunication Corp. Limited
Pelephone Communications Ltd.	Israel	100%
Bezeq International Ltd.	Israel	100%
DBS	Israel	100%
Walla Communications Ltd.	Israel	100%

(1)	Held by B Communications (SP1) Ltd.

2.	Details of Group entities

a.	B Communications (SP1) Ltd. and B Communications (SP2) Ltd.

B Communications (SP1) Ltd. (“SP1”), founded in 2010, is a wholly-owned subsidiary of the Company. SP1 is the sole shareholder of B Communications (SP2) Ltd. (“SP2”) which directly holds the Bezeq controlling interest.

b.	Bezeq - The Israel Telecommunications Corporation Ltd.

Bezeq is controlled by SP2 which holds 25.82% of Bezeq’s outstanding shares. An additional 0.52% of Bezeq outstanding shares are held by B Communications directly. Bezeq is the largest communications group in Israel.

c.	Pelephone Communications Ltd.

Pelephone Communications Ltd. (“Pelephone”) is a wholly-owned subsidiary of Bezeq. Pelephone provides cellular communication services and value-added services and markets terminal equipment.

d.	Bezeq International Ltd.

Bezeq International Ltd. (“Bezeq International”) is a wholly-owned subsidiary of Bezeq. Bezeq International provides internet access (ISP) services, international communications services and network end point (NEP) services.

e.	DBS Satellite Services (1998) Ltd.

DBS Satellite Services (1998) Ltd. (“DBS”) is a wholly-owned subsidiary of Bezeq. DBS provides multi-channel television services.

f.	Walla Communications Ltd.

Walla is wholly owned by Bezeq. Walla! provides internet, management and media services for a range of populations.

3.	Dividend paid by Bezeq to non-controlling interests during 2018 was in the amount of NIS 505 (in 2017: NIS 948).

4.	Bezeq’s Dividend Distribution Policy:

On August 4, 2009, the Board of Directors of Bezeq approved a dividend distribution policy in which Bezeq will distribute a dividend to its shareholders amounting to 100% of the semi-annual profit (after tax) (profit for the period attributable to the shareholders of Bezeq), in accordance with the consolidated financial statements of Bezeq.

On March 6, 2018, the Board of Directors of Bezeq resolved to revise the dividend distribution policy, such that Bezeq will distribute a dividend to its shareholders, on a semi-annual basis, of 70% of the semi-annual net profit in accordance with the consolidated financial statements of Bezeq, as from the next distribution following the resolution.

On March 27, 2019, Bezeq’s Board of Directors resolved to cancel the Company’s dividend distribution policy. The resolution was passed after a presenting a clear and transparent position with the shareholders and under the circumstances that arose due to the inability to distribute a dividend due to the expected failure to meet the profit test in the next two years. Accordingly, the Board of Directors resolved that it would not be appropriate to maintain a dividend policy when in practice it is not effective.

The cancellation of the policy will not prevent Bezeq’s Board of Directors from assessing, from time to time, the distribution of dividends to its shareholders, taking into consideration, among other things, the provisions of the law, the state of its business and its capital structure, while maintaining a balance between ensuring its financial strength and stability, including its debt level and credit rating, and the continued attribution of value to its shareholders through ongoing distribution of a dividend, all subject to the approval of the general meeting of its shareholders regarding each specific distribution, as set out in Bezeq’s articles of association.

On May 10, 2018, Bezeq distributed a cash dividend of NIS 368, representing 70% of its net profit for the second half of 2017. The Company received NIS 97 as its share of the dividend distribution.

On October 10, 2018, Bezeq distributed a cash dividend of NIS 318, representing 70% of its net profit for the first half of 2018. The Company received NIS 84 as its share of the dividend distribution.

In 2016, 2017 and 2018, Bezeq declared and paid the following dividends in cash:

	2016	2017	2018
	NIS	NIS	NIS
Distribution of a regular dividend
NIS 0.25 per share	-	-	686
NIS 0.47 per share	-	1,286	-
NIS 0.52 per share	1,441	-	-

5.	On February 13, 2019, Bezeq’s Board of Directors approved the request of each of the subsidiaries Pelephone, Bezeq International and DBS to apply to the Ministry of Communications for approval to change the corporate structures according to which the full operations and assets of each of the subsidiaries will be transferred to a separate limited partnership, wholly-owned by Bezeq (Bezeq as a limited partnership and a company (separate and different in each partnership), wholly owned by Bezeq as a general partner). Bezeq’s Board of Directors also approved the Company’s application to the Tax Authority to approve the transfer of the subsidiaries’ operations to the partnerships as a tax-exempt transfer in accordance with the provisions of section 103 of the Income Tax Ordinance, and the request that the assessment agreement dated September 15, 2016, regarding the distribution of the losses of DBS (as described in Note 21) will also apply to the partnership into which it will merge.

6.	On March 27, 2019, Bezeq’s Board of Directors approved the convening of a general meeting to approve an increase in Bezeq’s registered share capital by one billion shares of NIS 1 par value each, as a preliminary measure before potential capital raising in the amount of NIS 2 billion by issuing rights, subject to the decisions and approvals that are required (including approval in accordance with the Communications Order, receipt of the permits for the rights issue, and the decisions of the certified organs of Bezeq). On April 8, 2019, Bezeq reported that its Board of Directors decided that the matter of increasing its registered share capital will be removed from the agenda of the Meeting.

B.	DBS Satellite Services (1998) Ltd.

1.	As at March 25, 2015, Bezeq held 49.78% of the share capital of DBS and it held options that confer the right to 8.6% in DBS shares, which Bezeq is unable to exercise. Eurocom DBS Ltd. held the balance of DBS shares. On March 25, 2015, Bezeq exercised the options that were allotted, for no consideration, and on June 24, 2016, Bezeq completed a transaction for the acquisition of the entire holdings of Eurocom DBS in DBS, and all of the owner’s loans provided by Eurocom to DBS (“the Acquisition Transaction”).

On the completion date, Bezeq transferred the cash consideration of NIS 680 to Eurocom DBS for the Acquisition Transaction.

Under the terms of the Acquisition Transaction, in addition to the cash consideration of NIS 680, the consideration included two additional contingent considerations, as follows: one additional consideration of up to NIS 200, which will be paid in accordance with the tax synergy according to the terms defined in the acquisition agreement (“the First Contingent Consideration”); and another additional consideration of up to NIS 170, which will be paid in accordance with the business results of DBS in the 2015-2017 (“the Second Contingent Consideration”).

On completion of the Acquisition Transaction, DBS became a wholly owned subsidiary (100%) of Bezeq. Bezeq consolidates the financial statements of DBS as from March 23, 2015.

In September 2016, Bezeq paid Eurocom DBS NIS 188 (plus interest differences of NIS 10) for the First Contingent Consideration, under the Assessment Agreement and taxation decision of the Tax Authority as set out in Note 21.

On account of the Second Contingent Consideration, two payments of NIS 57 each were paid, one in 2016 and the other in 2017.

In accordance with the financial results of DBS for 2017, due to the fact that the final amount of the Second Contingent Consideration was lower than the amount of advances that Bezeq paid Eurocom DBS for the consideration, Eurocom DBS is required to return the difference to Bezeq.

On April 22, 2018, a liquidation order was issued for Eurocom Communications Ltd. which came into effect on May 3, 2018, and a liquidation order was issued for Eurocom DBS Ltd.

According to Bezeq’s estimate as of December 31, 2018, taking into consideration the insolvency of Eurocom DBS, no repayment of the advances is expected. As a result, in 2018, financing expenses in the amount of NIS 43 were recognized for the elimination of the debt balance of the advance payments.

2.	In February 2018, Bezeq converted the balance of the DBS debentures in the amount of NIS 422, which it held, to DBS capital. In addition, in 2018, the shareholders’ loan to DBS in the amount of NIS 97 was converted to DBS capital, and Bezeq invested an additional NIS 100 in the capital of DBS.

3.	In 2018, DBS incurred an operating loss of NIS 1.15 billion (of which, NIS 1.1 billion was for an impairment loss for assets as set out in Note 9 above) and as at December 31, 2018, DBS had a working capital deficiency of NIS 355. According to the forecasts of DBS, it expects to continue to accumulate operational losses in the coming years and therefore will be unable to meet its obligations and continue operating as a going concern without Bezeq’s support.

On February 13, 2019, Bezeq undertook to provide DBS with a credit facility or capital investments in the amount of NIS 250, upon which DBS can draw for a period of 15 months from that date. Insofar as the support is provided by way of credit, the repayment date of the credit will not be earlier than the end of the term of the credit facility.

In March 2019, Bezeq invested NIS 70 in accordance with the letter of undertaking.

The management of DBS believes that the financial resources at its disposal, will be adequate for the operations of DBS for the coming year.

C.	Non-controlling interests in subsidiaries

The table hereunder presents summary information of the Group’s subsidiaries including fair value adjustments that were made on the date of acquisition, other than goodwill, in which there are non-controlling interests that are material to the Group.

	December 31,

	Rate of
	ownership
	interests						Carrying
	held by						amount of
	non-		Non-		Non-		non-
	controlling	Current	current	Current	current	Total net	controlling
	interests	assets	assets	liabilities	liabilities	assets	interests
	%	NIS

2018

Bezeq Group	73.66	4,431	11,892	4,433	11,456	434	482

2017

Bezeq Group	73.66	4,823	12,026	3,857	10,848	2,144	1,840

2016

Bezeq Group	73.66	3,559	13,083	3,966	10,270	2,406	2,131

Year ended December 31,
Cash flow
						Total			from
						comprehensive			financing
					Profit	Income			activities		Total
					(loss)	(loss)			without	Dividend	increase
					attributable	attributable	Cash flow	Cash flow	dividend to	paid to	(decrease)
			Other	Total	to non-	to non-	from	from	non-	non-	in cash
		Profit	comprehensive	comprehensive	controlling	controlling	operating	investing	controlling	controlling	and cash
	Revenues	(loss)	Income (loss)	Income (loss)	interests	interests	activities	activities	interests	interests	equivalents
NIS
2018

Bezeq Group	9,321	(1,859)	42	(1,817)	(830)	(799)	3,486	(2,618)	(1,645)	(505)	(1,282)

2017

Bezeq Group	9,789	858	(8)	850	663	657	3,525	(1,148)	104	(948)	1,533

2016

Bezeq Group	10,084	989	(15)	974	724	713	3,526	(1,567)	(804)	(1,062)	93

D.	Increasing Competition and Reducing Concentration, 2013 law

In December 2013, the Knesset passed the Israeli Law for Increasing Competition and Reducing Concentration, 2013 (“Concentration Law”), which: (1) imposes limitations on the control over companies with publicly held debt or equity securities through a pyramidal ownership structure by imposing a limitation on the number of public companies (tiers) in such pyramidal structure; (2) authorizes financial regulators to set forth limitations on the amount of credit that financial institutions are permitted to provide to a corporation or a group of companies under the control of the same controlling shareholder; (3) imposes limitations on the holdings by a significant non-finance company in a significant finance company or the holdings of both kinds of companies under common control; and (4) requires governmental authorities responsible for the award of rights in public assets (including in the communications field) in certain cases to consider control concentration factors and industry-specific competitive factors.

Internet Gold is deemed to be a “first tier” company, the Company is deemed to be a “second tier” company and Bezeq is deemed to be a “third-tier” company under the Concentration Law. Accordingly, if either Internet Gold or the Company is unable to redeem any of their publicly held debt and delist their ordinary shares from the TASE (which would require 90-days’ prior notice to the TASE) or go private prior to December 10, 2019, the Company will not be permitted to control Bezeq after such date and its holdings in Bezeq may be transferred to a trustee for the purpose of selling such holdings.

The Concentration Law sets forth certain mechanisms intended to enable a tier company, which is subject to the prohibition of controlling another tier company, to make various arrangements for the repurchase of its publicly-held shares and the early redemption of publicly-held debt in order to comply with the provisions of the law. These mechanisms enable the repurchase of publicly-held shares and the early redemption of publicly-held debt securities under a Court-approved scheme of arrangement pursuant to the Israeli Companies Law, at fair value and in accordance with the conditions prescribed by the Concentration Law, while providing certain relief from shareholders or debenture holder majority requirements for the approval of the arrangement. Furthermore, if a trustee is appointed, he may seek a district court to order the cancellation of distributions made by Bezeq prior to his appointment if they are deemed not be in Bezeq’s interest. In addition, beginning six months after the publication of the Concentration Law and during a six years transition period, the board of directors of a company that is a “third-tier” company (such as Bezeq) must be comprised of a majority of “independent directors,” within the meaning of the Israeli Companies Law, and the number of “external directors” pursuant to the Israeli Companies Law shall be at least half the number of the company’s directors less one (rounded upwards) but not less than two. The election of such external directors will be by a majority vote of the shareholders and the controlling shareholder’s vote will not be counted for such purpose. The Israeli Minister of Justice is authorized to enact regulations setting forth a lower number of required external directors, provided that such number will not be lower than one-third of the board members.

The Company is examining several alternatives on how to comply with the implementation of the provisions of the Concentration Law:

1.	Over the last few weeks, an application has been made to the Ministry of Justice, whose goal is to establish a legal position according to which the Concentration Law does not apply to the current structure of companies (Internet Gold, B Communications and Bezeq). In the Company’s opinion, under the present situation, taking into consideration, inter alia, the legal status of Eurocom Communications, and in particular the appointment of the Liquidator and the special mangers on behalf of the Court in Eurocom Communications, the control group in Bezeq is no longer a “Pyramid holding”, which is prohibited under the provisions of the Concentration Law. In the Company’s opinion, since the entry of Eurocom Communications into the process of liquidation by a court and the appointment of the special mangers on behalf of the court, and as long as this is the legal status, Internet Gold is no longer considered a “first layer company” as this term is defined in the law.

The purpose of the Concentration Law was to prevent a situation in which “Ultimate Controlling Shareholder” controls the structure of three public companies, but under the current situation, this situation no longer exists.

These remarks regarding the structure of the companies are reinforced in the light of the current discussions and legal status with the holders of the Company’s debentures and the appointment of the representatives of the debenture holders due to the Companies Decision regarding the suspension of payments to the debenture holders at this stage.

The Company’s request to the Ministry of Justice was made by a leading law firm. The Company and its consultants believe that the request has a well-established nature.

2.	Both Internet Gold and B Communications received proposals reflecting a complete solution to the Concentration Law. The proposals were submitted by recognized entities. These proposals include options for resolving the concentration law by several alternative methods presented to the companies:

A.	Selling Internet Gold shares in B Communications, in a way that “disconnects a public layer”.

B.	Significant capital injection into B Communications, against the issuance of shares in a manner that creates a new controlling shareholder for B Communications, which is not a public company and does not constitute a “layer company” (which is prohibited by the Concentration Law).

C.	The replacement of existing public debt in Internet Gold, with private debt along with the delisting of its shares from trading on TASE in a manner that constitutes a full legal solution to the Concentration Law.

In practice, all the alternatives will result in an updated corporate structure that resolves the Concentration Law issue through a new controlling shareholder who is not a public company.

All the above alternatives are being intensively pursued by the companies and their debenture holders, with clear timetables for the process. No assurance can be given that such alternative solutions will be reached on a timely basis.

In the event that a solution to the Concentration Law shall not be implemented until December 2019, a district court may appoint a trustee, who will be awarded the means of control (including voting rights and right to appoint directors) for the purpose of selling such means of control. The trustee shall act pursuant to the orders of the district court with respect to such means of control. The district court may, instead of appointing a trustee and under certain circumstances, order that the means of control held by the controlling shareholder shall not provide any rights whatsoever. Until the appointment of a trustee by the district court, the means of control shall not grant any voting rights.

E.	The Company’s control over Bezeq

The Company has control over Bezeq based on the facts that it holds significantly more voting rights than any other shareholder. Bezeq’s other shareholders are widely dispersed and are not allowed to increase their holdings above 5% without regulatory approval, appoint a director or the chief executive officer of Bezeq nor have any influence on Bezeq’s day-to-day operational decision-making policies. In addition, the Israeli law and regulations were formulated in order to ensure that no individual or entity will interfere with the control of Bezeq by the holder of the Control Permit. These regulations enable the Company to nominate the majority of the board of directors of Bezeq.